Business Segment Data - Narrative (Q2) (Details) - segment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Number of operating segments	1	1
Number of reportable segments	1	1